Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses By Nature
Expenses by Nature

26.	Expenses by Nature

The Company discloses its statement of income by function and thus presents below the details by nature:

	12.31.24	12.31.23	12.31.22
Costs of sales
Raw materials and supplies	(32,717,134)	(33,474,310)	(34,930,469)
Salaries and employees benefits	(6,248,972)	(5,161,849)	(4,690,868)
Depreciation	(2,705,436)	(2,448,711)	(2,319,631)
Amortization	(213,578)	(210,288)	(185,852)
Other	(3,658,102)	(3,486,581)	(3,545,556)
	(45,543,222)	(44,781,739)	(45,672,376)

Operating income (expenses):
Sales
Indirect and direct logistics expenses	(3,775,463)	(3,691,443)	(3,415,266)
Marketing	(963,537)	(802,754)	(801,194)
Salaries and employees benefits	(2,000,136)	(1,697,652)	(1,548,788)
Depreciation	(443,188)	(382,267)	(341,009)
Amortization	(92,898)	(82,911)	(68,317)
Other	(807,440)	(797,136)	(892,574)
	(8,082,662)	(7,454,163)	(7,067,148)

Administrative expenses
Salaries and employees benefits	(531,780)	(366,142)	(319,187)
Fees	(129,348)	(65,417)	(46,602)
Depreciation	(47,308)	(41,710)	(33,896)
Amortization	(22,305)	(58,894)	(43,000)
Other	(222,318)	(225,673)	(202,142)
	(953,059)	(757,836)	(644,827)

Impairment loss on trade receivables	(28,817)	(32,809)	(12,772)

Other operating income (expenses), net
Recovery of expenses	62,495	52,600	128,895
Civil and tax contingencies (assets or liabilities)	(124,680)	146,423	(102,539)
Results with sale and disposal of fixed assets and investments	163,983	63,229	(3,985)
Expenses with investigations	-	(1,112)	(588,774)
Other	(19,015)	(10,628)	21,133
	82,783	250,512	(545,270)

The Company incurred in expenses with internal research and development of new products of R$66,068 for the year ended December 31, 2024, (R$48,041 for the year ended December 31, 2023).